DUE TO AND LOANS FROM FORMER DIRECTOR - RELATED PARTY (Details Narrative) - USD ($)				3 Months Ended				12 Months Ended
	Mar. 05, 2025	Jan. 23, 2025	Jan. 05, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Conversion price per share	$ 9		$ 9
Value of shares of common stock issued in exchange on loan				$ 115,084	$ 438,064	$ 58,279	$ 99,891	$ 176,375	$ 773,548
Debt instrument fair value	$ 437,500		$ 437,500	293,968				468,500	352,565
Loss on extinguishment debt conversion				131,015				91,169	209,233
Number of shares of common stock issued in exchange on loan	51,000		51,000
Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt instrument fair value								375,000
Loss on extinguishment debt conversion								300,605
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current									29,759
Loan payable				$ 0				0
Loan payable									49,528
Former Director [Member] | Debt Exchange [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties current		$ 29,759
Number of shares of common stock issued in exchange on loan		30,000
Settlement of loans for shares of common stock		$ 74,395
Conversion price per share		$ 13
Value of shares of common stock issued in exchange on loan		$ 375,000
Number of shares of common stock issued in exchange on loan		30,000
Former Directors [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable									$ 49,528